Revenue - Summary of Revenue Disaggregated by Geographical Region (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 9,065	$ 6,476
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,669	1,873
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,095	766
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	870	407
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	452	216
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	250	119
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,285	1,312
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	642	614
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	615	266
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	9
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	410	279
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	326	250
Bulgaria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170	80
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118	82
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92	140
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 63	$ 63